BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
Schedule of restatement of financial condition and the results of operation previously reported by the Group

The financial condition as at December 31, 2019 and the results of operation for the year ended December 31, 2019 previously reported by the Group have been restated, as set out below:

	The Group, as	Baling Branch	Elimination and	The Group,
	previously reported	of SAMC	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2019：
Revenue	2,966,193	16,906	(23,300)	2,959,799
Net income attributable to owners of the Company	57,465	50	(22)	57,493
Net income attributable to non-controlling interests	14,568	—	22	14,590
Basic earnings per share (RMB)	0.48	0.0004	—	0.48
Diluted earnings per share (RMB)	0.48	0.0004	—	0.48

Summarized consolidated statement of financial position as at December 31, 2019：
Current assets	455,856	2,097	(643)	447,310
Total assets	1,755,071	5,858	(643)	1,760,286
Current liabilities	576,374	4,247	(643)	579,978
Total liabilities	879,236	4,389	(643)	882,982
Total equity attributable to owners of the Company	738,150	1,448	(652)	738,946
Non-controlling interests	137,685	21	652	138,358

Summarized consolidated statement of cash flows for the year ended December 31, 2019：
Net cash generated from operating activities	153,420	199	—	153,619
Net cash used in investing activities	(120,463)	(588)	—	(121,051)
Net cash used in from financing activities	(84,713)	509	—	(84,204)
Net increase in cash and cash equivalents	(51,756)	120	—	(51,636)

The financial condition as at December 31,2020 and the results of operation for the years ended December 31, 2019 and 2020 previously reported by the Group have been restated, as set out below:

	The Group, as	Acquired assets and	Elimination and	The Group,
	previously reported	liabilities of Sinopec Group Company	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2019：
Revenue	2,959,799	12,918	(14,849)	2,957,868
Net income attributable to owners of the Company	57,493	24	—	57,517
Net income attributable to non-controlling interests	14,590	—	—	14,590
Basic earnings per share (RMB)	0.4749	0.0002	—	0.4751
Diluted earnings per share (RMB)	0.4749	0.0002	—	0.4751

Summarized consolidated statement of cash flows for the year ended December 31, 2019：
Net cash generated from operating activities	153,619	761	—	154,380
Net cash used in investing activities	(121,051)	(263)	—	(121,314)
Net cash used in from financing activities	(84,204)	(498)	—	(84,702)
Net increase in cash and cash equivalents	(51,636)	—	—	(51,636)

	The Group, as	Acquired assets and	Elimination and	The Group,
	previously reported	liabilities of Sinopec Group Company	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2020:
Revenue	2,105,984	12,233	(13,493)	2,104,724
Net income attributable to owners of the Company	33,096	347	—	33,443
Net income attributable to non-controlling interests	8,828	—	—	8,828
Basic earnings per share (RMB)	0.273	0.003	—	0.276
Diluted earnings per share (RMB)	0.273	0.003	—	0.276

Summarized consolidated statement of financial position as at December 31, 2020:
Current assets	455,395	480	(215)	455,660
Total assets	1,733,805	5,875	(784)	1,738,896
Current liabilities	522,190	1,020	(215)	522,995
Total liabilities	850,947	1,031	(784)	851,194
Total equity attributable to owners of the Company	741,494	4,831	—	746,325
Non-controlling interests	141,364	13	—	141,377

Summarized consolidated statement of cash flows for the year ended December 31, 2020:
Net cash generated from operating activities	167,518	1,002	—	168,520
Net cash used in investing activities	(102,203)	(447)	—	(102,650)
Net cash used in from financing activities	(36,955)	(555)	—	(37,510)
Net increase in cash and cash equivalents	28,360	—	—	28,360